UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2017

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—39.7%
	Advertising—0.5%
$5,650	Affinion Group, Inc., 7.875%, 12/15/18	$4,435,250

	Aerospace & Defense—1.2%
7,135	Erickson, Inc., 8.25%, 5/1/20 (a)(d)	2,158,337
6,636	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	6,486,690
2,560	TransDigm, Inc., 6.50%, 5/15/25	2,646,400

		11,291,427

	Air Freight & Logistics—0.3%
2,830	XPO Logistics, Inc., 6.50%, 6/15/22 (b)(c)	2,939,663

	Chemicals—1.9%
7,500	Chemours Co., 6.625%, 5/15/23	7,443,750
5,670	Platform Specialty Products Corp., 6.50%, 2/1/22 (b)(c)	5,627,475
4,875	Tronox Finance LLC, 7.50%, 3/15/22 (b)(c)	4,472,813

		17,544,038

	Commercial Services—2.4%
8,050	Cenveo Corp., 6.00%, 5/15/24 (b)(c)	7,245,000
5,126	DynCorp International, Inc., 11.875%, 11/30/20	4,741,137
7,375	Monitronics International, Inc., 9.125%, 4/1/20	6,932,500
3,500	United Rentals North America, Inc., 5.50%, 7/15/25	3,539,375

		22,458,012

	Commercial Services & Supplies—0.6%
5,585	West Corp., 5.375%, 7/15/22 (b)(c)	5,403,487

	Construction Materials—0.6%
5,665	US Concrete, Inc., 6.375%, 6/1/24	5,919,925

	Consumer Finance—0.9%
3,210	Navient Corp., 8.45%, 6/15/18	3,466,800
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	4,959,675

		8,426,475

	Diversified Financial Services—2.4%
2,032	Affinion International Holdings Ltd., 7.50%, 7/30/18 (b)(c)	1,980,951
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	7,614,175
7,130	12.75%, 5/1/20 (b)(c)	5,240,550
	Nationstar Mortgage LLC / Nationstar Capital Corp.,
2,500	7.875%, 10/1/20	2,568,750
5,300	9.625%, 5/1/19	5,571,625

		22,976,051

	Diversified Telecommunications Services—0.6%
5,290	Frontier Communications Corp., 10.50%, 9/15/22	5,468,538

	Electronic Equipment, Instruments & Components—0.8%
7,725	Kemet Corp., 10.50%, 5/1/18	7,710,516

	Entertainment—0.4%
4,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	4,180,000

	Equity Real Estate Investment Trust—0.3%
3,085	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,119,707

	Health Care Providers & Services—2.6%
5,430	DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	5,372,306
3,860	Envision Healthcare Corp., 6.25%, 12/1/24 (b)(c)	4,004,750
7,955	Kindred Healthcare, Inc., 8.75%, 1/15/23	7,109,782
	Tenet Healthcare Corp.,
3,500	5.00%, 3/1/19	3,351,250
4,530	8.125%, 4/1/22	4,156,275

		23,994,363

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Healthcare-Products—0.5%
$4,965	Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21 (b)(c)	$4,698,131

	Healthcare-Services—0.0%
300	HCA, Inc., 7.50%, 2/15/22	334,500

	Holding Companies-Diversified—0.6%
5,865	Horizon Pharma, Inc., 6.625%, 5/1/23	5,557,088

	Hotels, Restaurants & Leisure—1.0%
8,405	MGM Resorts International, 11.375%, 3/1/18	9,340,056

	Household Durables—0.7%
4,395	Beazer Homes USA, Inc., 8.75%, 3/15/22 (b)(c)	4,680,675
1,800	Lennar Corp., 12.25%, 6/1/17	1,899,000

		6,579,675

	Independent Power & Renewable Electricity Producers—0.6%
5,585	NRG Energy, Inc., 6.25%, 5/1/24	5,431,412

	Internet & Direct Marketing Retail—0.3%
2,800	Netflix, Inc., 5.875%, 2/15/25	3,003,308

	Internet Software & Services—1.4%
	EarthLink Holdings Corp.,
2,800	7.375%, 6/1/20	2,966,250
3,440	8.875%, 5/15/19	3,526,000
5,745	Rackspace Hosting, Inc., 6.50%, 1/15/24 (b)(c)	6,570,844

		13,063,094

	Iron/Steel—1.0%
	AK Steel Corp.,
1,315	7.50%, 7/15/23	1,433,350
7,305	8.375%, 4/1/22	7,697,644

		9,130,994

	Machinery—1.7%
5,250	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (b)(c)	5,066,250
3,997	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	3,977,015
6,755	Navistar International Corp., 8.25%, 11/1/21	6,788,775

		15,832,040

	Media—1.8%
7,370	Cablevision Systems Corp., 8.00%, 4/15/20	7,941,175
8,355	McClatchy Co., 9.00%, 12/15/22	8,856,300
4,671	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)(c)(d)	46,710

		16,844,185

	Metals & Mining—3.0%
5,100	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (b)(c)	5,418,750
6,590	ArcelorMittal, 10.85%, 6/1/19	7,776,200
3,680	HudBay Minerals, Inc., 9.50%, 10/1/20	3,875,500
3,950	Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)(c)	4,315,375
5,975	United States Steel Corp., 8.375%, 7/1/21 (b)(c)	6,662,125

		28,047,950

	Miscellaneous Manufacturing—0.8%
	Harland Clarke Holdings Corp. (b)(c),
7,350	9.25%, 3/1/21	6,265,875
900	9.75%, 8/1/18	921,375

		7,187,250

	Multiline Retail—0.3%
2,835	Dollar Tree, Inc., 5.75%, 3/1/23	3,026,363

	Oil & Gas—0.6%
2,700	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	2,220,750
2,835	NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (b)(c)	2,842,088
820	Weatherford International Ltd., 8.25%, 6/15/23	804,625

		5,867,463

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—2.4%
$500	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	$512,500
3,550	Energy Transfer Equity LP, 5.50%, 6/1/27	3,494,549
7,225	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	6,089,230
4,895	Oasis Petroleum, Inc., 6.875%, 3/15/22	5,066,325
3,500	Rice Energy, Inc., 6.25%, 5/1/22	3,596,250
4,530	Sanchez Energy Corp., 6.125%, 1/15/23	3,986,400

		22,745,254

	Pharmaceuticals—0.6%
2,290	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (b)(c)	2,009,475
4,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (b)(c)	3,395,000

		5,404,475

	Retail—0.8%
9,465	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)(c)	7,524,675

	Semiconductors & Semiconductor Equipment—1.2%
4,645	Amkor Technology, Inc., 6.375%, 10/1/22	4,795,962
6,210	Micron Technology, Inc., 5.875%, 2/15/22	6,450,638

		11,246,600

	Software—0.5%
5,035	Camelot Finance S.A., 7.875%, 10/15/24 (b)(c)	5,163,997

	Specialty Retail—0.7%
3,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (b)(c)	1,719,375
5,500	Conn’s, Inc., 7.25%, 7/15/22	4,620,000

		6,339,375

	Technology Hardware, Storage & Peripherals—0.5%
3,935	Western Digital Corp., 10.50%, 4/1/24 (b)(c)	4,564,600

	Telecommunications—2.0%
7,370	Consolidated Communications, Inc., 6.50%, 10/1/22	7,185,750
4,250	Hughes Satellite Systems Corp., 7.625%, 6/15/21	4,584,687
7,655	Windstream Corp., 7.50%, 4/1/23	7,157,425

		18,927,862

	Trading Companies & Distributors—0.3%
2,250	H&E Equipment Services, Inc., 7.00%, 9/1/22	2,379,373

	Wireless Telecommunication Services—0.9%
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	8,646,000

	Total Corporate Bonds & Notes (cost-$392,588,029)	372,753,172

CONVERTIBLE BONDS & NOTES—34.9%
	Air Freight & Logistics—0.2%
2,280	Echo Global Logistics, Inc., 2.50%, 5/1/20	2,232,975

	Automobiles—2.4%
29,868	Fiat Chrysler, 7.875%, 12/15/16	19,638,210
2,850	Tesla Motors, Inc., 1.25%, 3/1/21	2,404,688

		22,042,898

	Biotechnology—1.2%
3,420	Cepheid, 1.25%, 2/1/21	3,573,900
7,920	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	7,776,450

		11,350,350

	Capital Markets—1.2%
16,490	Walter Investment Management Corp., 4.50%, 11/1/19	11,388,406

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Construction & Engineering—0.4%
$4,485	Layne Christensen Co., 4.25%, 11/15/18	$4,171,050

	Construction Materials—0.5%
4,275	Cemex SAB de CV, 3.72%, 3/15/20	4,502,109

	Consumer Finance—2.1%
9,320	Encore Capital Group, Inc., 3.00%, 7/1/20	8,655,950
12,165	PRA Group, Inc., 3.00%, 8/1/20	11,153,784

		19,809,734

	Diversified Consumer Services—1.1%
13,510	Ascent Capital Group, Inc., 4.00%, 7/15/20	9,980,513

	Electrical Equipment—1.5%
16,800	SolarCity Corp., 1.625%, 11/1/19	14,196,000

	Energy Equipment & Services—2.0%
18,235	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	18,326,175

	Health Care Equipment & Supplies—0.3%
3,140	Wright Medical Group, Inc., 2.00%, 2/15/20	3,275,413

	Health Care Products—0.2%
1,710	Nevro Corp., 1.75%, 6/1/21	1,850,006

	Health Care Providers & Services—0.7%
2,850	Brookdale Senior Living, Inc., 2.75%, 6/15/18	2,769,843
3,645	Molina Healthcare, Inc., 1.625%, 8/15/44	4,114,294

		6,884,137

	Health Care Technology—0.2%
1,880	Medidata Solutions, Inc., 1.00%, 8/1/18	2,169,050

	Independent Power & Renewable Electricity Producers—1.0%
9,230	NRG Yield, Inc., 3.25%, 6/1/20 (b)(c)	8,930,025

	Insurance—0.7%
7,680	AmTrust Financial Services, Inc., 2.75%, 12/15/44	6,364,800

	Internet Software & Services—1.3%
4,560	Blucora, Inc., 4.25%, 4/1/19	4,520,100
10,445	Gogo, Inc., 3.75%, 3/1/20	7,938,200

		12,458,300

	Iron/Steel—0.3%
1,425	AK Steel Corp., 5.00%, 11/15/19	2,667,422

	IT Services—0.4%
3,705	ServiceSource International, Inc., 1.50%, 8/1/18	3,623,953

	Life Sciences Tools & Services—0.1%
1,480	Fluidigm Corp., 2.75%, 2/1/34	918,525

	Machinery—1.7%
6,975	Meritor, Inc., 7.875%, 3/1/26	10,200,938
6,225	Navistar International Corp., 4.75%, 4/15/19	6,003,234

		16,204,172

	Metals & Mining—0.3%
1,710	Allegheny Technologies, Inc., 4.75%, 7/1/22	2,365,144

	Oil, Gas & Consumable Fuels—2.9%
13,955	Cheniere Energy, Inc., 4.25%, 3/15/45	8,556,159
17,495	Cobalt International Energy, Inc., 2.625%, 12/1/19	7,533,785
1,825	SM Energy Co., 1.50%, 7/1/21	2,247,031
9,980	Whiting Petroleum Corp., 1.25%, 4/1/20	8,757,450

		27,094,425

	Personal Products—1.6%
16,145	Herbalife Ltd., 2.00%, 8/15/19	14,853,481

	Pharmaceuticals—1.7%
3,705	ANI Pharmaceuticals, Inc., 3.00%, 12/1/19	4,175,072
3,260	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	3,367,987
9,135	Teligent, Inc., 3.75%, 12/15/19	8,723,925

		16,266,984

	Semiconductors & Semiconductor Equipment—1.8%
2,850	Cypress Semiconductor Corp., 4.50%, 1/15/22 (b)(c)	3,197,344
4,570	Micron Technology, Inc., 3.00%, 11/15/43	4,212,969
	SunPower Corp.,
3,135	0.875%, 6/1/21	2,296,387
9,405	4.00%, 1/15/23 (b)(c)	6,771,600

		16,478,300

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Software—0.9%
$8,695	FireEye, Inc., 1.625%, 6/1/35	$7,863,540
570	PROS Holdings, Inc., 2.00%, 12/1/19	583,894

		8,447,434

	Specialty Retail—0.9%
9,000	Restoration Hardware Holdings, Inc., zero coupon, 6/15/19 (b)(c)	7,942,500

	Technology Hardware, Storage & Peripherals—1.1%
15,785	Avid Technology, Inc., 2.00%, 6/15/20	10,743,666

	Textiles, Apparel & Luxury Goods—1.5%
15,150	Iconix Brand Group, Inc., 1.50%, 3/15/18	13,862,250

	Thrifts & Mortgage Finance—0.7%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	6,686,122

	Tobacco—2.0%
	Vector Group Ltd. (e),
5,665	1.75%, 4/15/20	6,387,287
8,780	2.50%, 1/15/19	12,750,808

		19,138,095

	Total Convertible Bonds & Notes (cost-$315,879,626)	327,224,414

Shares
CONVERTIBLE PREFERRED STOCK—20.4%
	Aerospace & Defense—0.2%
70,995	Arconic, Inc., 5.375%, 10/1/17	2,246,993

	Banks—2.7%
9,695	Huntington Bancshares, Inc., 8.50% (f)	13,573,485
9,880	Wells Fargo & Co., Ser. L, 7.50% (f)	11,879,415

		25,452,900

	Chemicals—0.8%
68,495	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19	7,258,073

	Commercial Services & Supplies—0.3%
51,125	Stericycle, Inc., 5.25%, 9/15/18	3,142,142

	Diversified Financial Services—1.5%
12,080	Bank of America Corp., Ser. L, 7.25% (f)	14,145,680

	Diversified Telecommunications Services—1.3%
155,900	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	11,976,238

	Electric Utilities—0.4%
85,390	Exelon Corp., 6.50%, 6/1/17	3,915,131

	Equity Real Estate Investment Trust—2.9%
798,310	FelCor Lodging Trust, Inc., Ser. A, 1.95% (f)	19,279,186
141,135	Welltower, Inc., 6.50% (f)	8,212,646

		27,491,832

	Financial Services—0.9%
71,475	Mandatory Exchangeable Trust, 5.75%, 6/1/19 (b)(c)	8,261,438

	Food Products—0.2%
17,100	Bunge Ltd., 4.875% (f)	1,703,587
9,860	Tyson Foods, Inc., 4.75%, 7/15/17	618,518

		2,322,105

	Health Care Providers & Services—1.0%
173,170	Anthem, Inc., 5.25%, 5/1/18	8,036,820
2,280	Kindred Healthcare, Inc., 7.50%, 12/1/17	984,435

		9,021,255

	Independent Power & Renewable Electricity Producers—0.5%
156,435	Dynegy, Inc., 5.375%, 11/1/17	5,203,810

	Media—0.0%
6,750	SFX Entertainment, Inc., Ser. B, 9.00%, 9/17/19 (a)(b)(d)(g)	67

	Multi-Utilities—2.0%
239,645	AES Trust III, 6.75%, 10/15/29	12,030,179
128,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,459,695

		18,489,874

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

Shares		Value*
	Oil, Gas & Consumable Fuels—3.3%
159,375	Anadarko Petroleum Corp., 7.50%, 6/7/18	$6,555,094
173,410	Kinder Morgan, Inc., 9.75%, 10/26/18	8,524,836
124,235	PetroQuest Energy, Inc., 6.875% (f)	1,889,614
230,425	Sanchez Energy Corp., 6.50%, 4/16/18 (f)	7,004,920
34,135	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	932,568
87,160	WPX Energy, Inc., 6.25%, 7/31/18	6,101,200

		31,008,232

	Pharmaceuticals—1.4%
19,505	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	12,895,731

	Wireless Telecommunication Services—1.0%
101,870	T-Mobile US, Inc., 5.50%, 12/15/17	9,084,769

	Total Convertible Preferred Stock (cost-$198,139,587)	191,916,270

Principal Amount (000s)
SENIOR LOANS (b)(d)(g)(h)—0.8%
	Media—0.8%
$1,648	SFX Entertainment, Inc., 10.00%, 1/31/17, Term B, DIP, PIK (i)	1,533,332
5,859	SFXE Netherlands Holding Coöperatief U.A., 20.00%, 1/14/17, Term B, DIP, PIK	5,450,446
818	SFXE Netherlands Holding Coöperatief U.A., 20.00%, 1/14/17, Term B, DIP, PIK (Accordion)	760,564

	Total Senior Loans (cost-$8,324,564)	7,744,342

Shares
COMMON STOCK—0.3%
	Advertising—0.3%
173,720	Affinion Group Holdings, Inc., Class A (cost-$3,080,312) (acquisition cost-$3,080,312; purchased 11/9/15-11/12/15) (d)(g)(j)(k)	2,432,080

Units
WARRANT (d)(g)(j)—0.1%
	Commercial Services—0.1%
2,062,338	Cenveo, Inc., expires 6/10/24 (cost-$246,984)	579,672

Principal Amount (000s)
SHORT-TERM INVESTMENT—3.8%
	Time Deposit—3.8%
$35,779	Standard Chartered Bank-London, 0.15%, 12/1/16 (cost-$35,778,636)	35,778,636

	Total Investments (cost-$954,037,738)(l)—100.0%	$938,428,586

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) of the AllianzGI Convertible & Income Fund (the “Fund”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Investment Manager”). During the reporting period Allianz Global Investors Fund Management LLC (“AGIFM”) and AllianzGI U.S. served as the Fund’s investment manager and sub-adviser, respectively. On October 1, 2016, AGIFM merged with and into AllianzGI U.S. (the “Merger”). Following the Merger, AllianzGI U.S. assumed the services and responsibilities previously provided by AGIFM as investment manager of the Fund and the Fund no longer has a sub-adviser. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	In default.

(b)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $151,627,325, representing 16.2% of total investments.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Illiquid.

(e)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(f)	Perpetual maturity. The date shown, if any, is the next call date.

(g)	Fair-Valued-securities with an aggregate value of $10,756,161, representing 1.1% of total investments.

(h)	Debtor-in-possession financial obligations.

(i)	Principal amount includes approximately $162,674 extended to two indirect, wholly-owned subsidiaries located in Brazil through an intercompany note secured by all or substantially all of the assets of the Brazilian subsidiaries.

(j)	Non-income producing.

(k)	Restricted. The acquisition cost is $3,080,312. The value is $2,432,080, representing 0.3% of total investments.

(l)	At November 30, 2016, the cost basis of portfolio securities for federal income tax purposes was $960,376,347. Gross unrealized appreciation was $67,722,140, gross unrealized depreciation was $89,669,901 and net unrealized depreciation was $21,947,761. The difference between book and tax cost basis was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

A summary of the inputs used at November 30, 2016 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 11/30/16
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$372,753,172	$—	$372,753,172
Convertible Bonds & Notes	—	327,224,414	—	327,224,414
Convertible Preferred Stock:
Chemicals		7,258,073		7,258,073
Financial Services		8,261,438		8,261,438
Food Products	618,518	1,703,587	—	2,322,105
Health Care Providers & Services	8,036,820	984,435	—	9,021,255
Independent Power & Renewable Electricity Producers		5,203,810		5,203,810
Media	—	—	67	67
Oil, Gas & Consumable Fuels	22,113,698	8,894,534	—	31,008,232
Pharmaceuticals		12,895,731		12,895,731
All Other	115,945,559	—	—	115,945,559
Senior Loans	—	—	7,744,342	7,744,342
Common Stock	—	—	2,432,080	2,432,080
Warrant	—	—	579,672	579,672
Short-Term Investments	—	35,778,636	—	35,778,636

Totals	$146,714,595	$780,957,830	$10,756,161	$938,428,586

At November 30, 2016, a security valued at $13,573,485 was transferred from Level 2 to Level 1. This transfer was a result of the security having an evaluated mean price at February 29, 2016, using an exchange-traded closing price on November 30, 2016.

At November 30, 2016, a security valued at $5,203,810 was transferred from Level 1 to Level 2. This transfer was a result of the security having an exchange-traded price at February 29, 2016, using an evaluated mean price on November 30, 2016.

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2016, was as follows:

	Beginning Balance 2/29/16	Purchases		Sales		Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 11/30/16
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$3,328,050	$—		$—		$(44,533)	$—	$4,330,658	$—	$(7,614,175)	$—
Oil, Gas & Consumable Fuels	1,744,050	—		—		11,080	—	2,231,270	—	(3,986,400)	—
Convertible Preferred Stock:
Health Care Providers & Services	28,514,755	—		(34,697,388	)†	—	—	6,182,633	—	—	—
Media	67	—		—		—	—	—	—	—	67
Technology Hardware, Storage & Peripherals	14,628,600	—		(19,068,350	)†	—	—	4,439,750	—	—	—
Senior Loans	5,922,105	2,402,459	††	—		—	—	(580,222)	—	—	7,744,342
Common Stock	3,635,960	—		—		—	—	(1,203,880)	—	—	2,432,080
Warrant	—	246,984	†††	—		—	—	332,688	—	—	579,672

Totals	$57,773,587	$2,649,443		$(53,765,738)		$(33,453)	$—	$15,732,897	$—	$(11,600,575)	$10,756,161

†	Conversion
††	PIK payments and funding of unfunded commitment
†††	Issued via corporate action
*	Transferred out of Level 3 into Level 2 because an evaluated price from a third-party vendor was used on November 30, 2016.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2016:

	Ending Balance at 11/30/16	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Convertible Preferred Stock	$67	Liquidation Value	Recovery Rate	$0.01	*
Senior Loans	$7,744,342	Model Price	Proprietary Data Used in Model	$93.03
Common Stock	$2,432,080	Model Price	Proprietary Data Used in Model	$14.00
Warrant	$579,672	Fundamental Analytical Data Relating to the Investment	Price of Warrant	$0.281075

*	Preferred stock trades are in lots of 1,000.

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2016, was $(1,451,414).

Glossary:

DIP—Debtor-in-Possession

PIK—Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date:	January 24, 2017

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date:	January 24, 2017

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	January 24, 2017